Business Combination (Tables)	12 Months Ended
Dec. 31, 2023
CWC Energy Services Corp. [Member]
Disclosure of detailed information about business combination [line items]
Summary Of The Allocation Of The Purchase Price

The following table summarizes the allocation of the purchase price:

(Stated in thousands of Canadian dollars)
Consideration:
Number of shares issued	947,807
Share price at issuance	$79.75
Common shares	$75,588
Cash	13,726
Total consideration	$89,314

Allocation of purchase price
Cash	13,080
Accounts receivable	41,641
Property, plant and equipment	140,965
Intangibles	3,000
Right-of-use assets	1,466
Accounts payable and accrued liabilities	(22,260)
Long-term debt	(60,387)
Lease obligations	(1,466)
Deferred tax liabilities	(964)
Gain on acquisition	(25,761)
Total	$89,314

High Arctic Energy Services Inc [Member]
Disclosure of detailed information about business combination [line items]
Summary Of The Allocation Of The Purchase Price

The following table summarizes the allocation of the purchase price:

(Stated in thousands of Canadian dollars)
Cash	$10,200
Accounts payable and accrued liabilities	27,300
Fair value of consideration transferred	$37,500

Acquired Assets
Rig equipment	$32,796
Vehicles	900
Buildings	1,457
Land	2,347
Right-of-use assets	6,990
Assumed Liabilities
Lease obligations	(6,990)
Fair value of Acquired Net Assets	$37,500